Organization (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 18,628,365	$ 15,947,268	$ 13,623,849	$ 5,097,010
Accounts receivable, net	23,689,583	13,595,396
Notes receivable		547,259
Notes receivable - related party, current	968,277
Prepayments	1,277,149	504,780
Due from related parties, net	219,051	248,866
Other current assets	1,084,929	1,041,923
Total current assets of VIE and its subsidiaries	45,867,354	32,385,492
Cost method investments	3,688,676
Notes receivable - related party, non-current		907,297
Property and equipment, net	6,067,338	4,360,976
Deferred tax assets	313,463	69,864
Total non-current assets of VIE and its subsidiaries	10,069,477	5,338,137
Total assets of VIE and its subsidiaries	55,936,831	37,723,629
LIABILITIES
Accounts payable	495,177	664,838
Accounts payable - related parties	46,661	129,489
Deferred revenue	607,660	607,160
Wages payable	5,565,078	2,885,735
Income taxes payable	541,321	883,654
Short term loan	3,842,371
Due to related parties		446,050
Total current liabilities of VIE and its subsidiaries	15,823,091	9,220,397
Total liabilities of VIE and its subsidiaries	15,823,091	9,220,397
VIE and VIE's subsidiaries [Member]
ASSETS
Cash and cash equivalents	12,385,075	8,560,583
Accounts receivable, net	23,689,583	13,595,396
Notes receivable		547,259
Notes receivable - related party, current	968,277
Prepayments	1,217,149	504,780
Due from related parties, net	219,051	248,866
Other current assets	1,082,350	1,042,006
Total current assets of VIE and its subsidiaries	39,561,485	24,498,890
Cost method investments	3,688,676
Notes receivable - related party, non-current		907,297
Property and equipment, net	6,067,338	4,360,976
Deferred tax assets	313,463	69,864
Total non-current assets of VIE and its subsidiaries	10,069,477	5,338,137
Total assets of VIE and its subsidiaries	49,630,962	29,837,027
LIABILITIES
Accounts payable	495,177	664,838
Accounts payable - related parties	46,661	129,489
Accrued liabilities and other payables	4,657,528	3,456,339
Deferred revenue	607,660	607,160
Wages payable	5,565,078	2,885,735
Income taxes payable	541,321	883,654
Short term loan	3,842,371
Due to related parties		446,050
Total current liabilities of VIE and its subsidiaries	15,755,796	9,073,265
Total liabilities of VIE and its subsidiaries	$ 15,755,796	$ 9,073,265